Sources of finance - Additional Information (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	May 31, 2021 AUD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 GBP (£)		Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity | £	£ 4,069.0					£ 5,050.1	[1]				£ 8,297.3	[1]	£ 9,576.9
Bond amount | £	6,300.0
Undrawn committed credit facility	1,847.5	$ 1,847.5						$ 2,023.2
Borrowings | £	4,441.7					5,032.7
Issued capital and share premium
Disclosure of detailed information about financial instruments [line items]
Total equity | £	£ 697.1					£ 699.9					£ 703.1
US bond $750m (3.75% 2024)
Disclosure of detailed information about financial instruments [line items]
Bond amount		$ 750.0
Bonds interest rate	3.75%	3.75%	3.75%	3.75%
US bond $93m (5.125% 2042)
Disclosure of detailed information about financial instruments [line items]
Bond amount		$ 93.0
Bonds interest rate	5.125%	5.125%	5.125%	5.125%
US bond $220m (5.625% 2043)
Disclosure of detailed information about financial instruments [line items]
Bond amount		$ 220.0
Bonds interest rate	5.625%	5.625%	5.625%	5.625%
Eurobonds €750m (3.0% 2023)
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750						€ 750
Bonds interest rate	3.00%	3.00%	3.00%	3.00%
Eurobonds Due March 2025
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 500						500
Bonds interest rate	1.375%	1.375%	1.375%	1.375%
Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750						750
Bonds interest rate	2.25%	2.25%	2.25%	2.25%
Euro bonds due May 2027
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 750
Bonds interest rate	2.375%	2.375%	2.375%	2.375%
Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about financial instruments [line items]
Bond amount | €			€ 600						€ 600
Bonds interest rate	1.625%	1.625%	1.625%	1.625%
Eurobonds Due March 2022
Disclosure of detailed information about financial instruments [line items]
Bond amount	£ 250.0		€ 250
Floating basis	3m EURIBOR
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Sterling bonds due May 2032
Disclosure of detailed information about financial instruments [line items]
Bond amount | £	£ 250.0
Bonds interest rate	3.75%	3.75%	3.75%	3.75%
£ bonds £400m (2.875% 2046)
Disclosure of detailed information about financial instruments [line items]
Bond amount | £	£ 400.0
Bonds interest rate	2.875%	2.875%	2.875%	2.875%
US Revolving Credit Facilities March 2026
Disclosure of detailed information about financial instruments [line items]
Bond amount		$ 2,500.0						2,500.0
Borrowings, Term	5 years
US revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Bond amount		2,500.0
Borrowings averaged equivalent		0.0						0.0
US revolving credit facilities | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings		0.0						$ 0.0
Australian revolving credit facilities due 2021 (before reduction in December 2019)
Disclosure of detailed information about financial instruments [line items]
Bond amount					$ 150
Amended Australian Revolving Credit Facilities Due 2023
Disclosure of detailed information about financial instruments [line items]
Bond amount					$ 270
Australian New Zealand revolving credit facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent				$ 52						$ 151
US commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			€ 0
US commercial paper | Weighted average
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate						1.66%		1.66%	1.66%	1.66%
Borrowings		$ 0.0						$ 2.0
Euro commercial paper
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			0
Euro commercial paper | Weighted average
Disclosure of detailed information about financial instruments [line items]
Borrowings | €			€ 0						€ 0

[1]	Figures have been restated as described in the accounting policies.